Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2021 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Forward Purchase Agreement (Note 7)	$—	$—	$45,611	$45,611
Total	$—	$—	$45,611	$45,611

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants (Note 15)	$12,650	$—	$—	$12,650
Exchangeable right liability (Note 16)	—	—	11,154	11,154
Total	$12,650	$—	$11,154	$23,804

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements (As Restated)(1)
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced Subscription Agreements (Note 12)	$—	$—	$8,120	$8,120
Derivative liability (Note 13)	—	—	39,780	39,780
Total	$—	$—	$47,900	$47,900

(1)   See Note 2

Fair Value, Liabilities Measured on Recurring Basis

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2021 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Forward Purchase Agreement (Note 7)	$—	$—	$45,611	$45,611
Total	$—	$—	$45,611	$45,611

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants (Note 15)	$12,650	$—	$—	$12,650
Exchangeable right liability (Note 16)	—	—	11,154	11,154
Total	$12,650	$—	$11,154	$23,804

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements (As Restated)(1)
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced Subscription Agreements (Note 12)	$—	$—	$8,120	$8,120
Derivative liability (Note 13)	—	—	39,780	39,780
Total	$—	$—	$47,900	$47,900

(1)   See Note 2

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table provides a roll forward of the aggregate fair value of the Company’s Advanced Subscription Agreements, derivative liability, warrant liability, exchangeable right liability, and Forward Purchase Agreement (in thousands):

	Advanced		Public	Exchange-	Forward
	Subscription	Derivative	Warrant	able Right	Purchase
	Agreements	Liability	Liability	Liability	Agreement
Balance as of December 31, 2019	$6,992	$—	$—	$—	$—
Initial fair value of financial instruments	—	27,192	—	—	—
Issuances of advanced subscription agreements	348	—	—	—	—
Change in estimated fair value	1,878	11,133	—	—	—
Settlement of advanced subscription agreements into common shares	(1,449)	—	—	—	—
Foreign currency translation loss	351	1,455	—	—	—
Balance as of December 31, 2020 (As Restated)	8,120	39,780	—	—	—
Initial fair value of financial instruments	—	42,589	—	—	63,338
Acquired as part of the Business Combination	—	—	26,450	45,606	—
Proceeds from sale of FPA Shares	—	—	—	—	(2,118)
Change in estimated fair value	4,470	(12,922)	(13,800)	(34,452)	(15,609)
Settlement of advanced subscription agreements into common shares	(12,757)	—	—	—	—
Extinguished upon conversion of convertible loan notes	—	(68,113)	—	—	—
Foreign currency translation loss (gain)	167	(1,334)	—	—	—
Balance as of December 31, 2021	$—	$—	$12,650	$11,154	$45,611

Summary of Significant Unobservable Inputs that Included In Valuation of Advanced Subscription Agreements and Derivative Liability

The derivative liability was extinguished upon the convertible loan notes converting into ordinary shares of Legacy Wejo, which were then converted into Common Shares of Wejo Group Limited, on November 18, 2021. The following table summarizes the significant unobservable inputs that are included in the valuation of derivative liability as of November 18, 2021 and December 31, 2020:

	November 18, 2021				December 31, 2020 (As Restated)
	Input Value or		Weighted		Input Value or		Weighted
Unobservable Inputs	Range		Average(1)		Range		Average(1)
Probability of scenarios:
Qualified financing	100.0%		100.0%		20.0%		20.0%
Nonqualified financing	—%		—%		5.0%		5.0%
Merger or acquisition	—%		—%		70.0%		70.0%
Held to maturity	—%		—%		5.0%		5.0%
Insolvency	—%		—%		—%		—%
Timing of scenarios:
Derivative liability	0.0	years	0.0	years	0.3	years	0.3	years
Estimated volatility	15.0%		15.0%		50.0%		50.0%
Risk-free rate	0.3%		0.3%		0.6%		0.6%
Discount rate	26.4%		26.4%		26.8%		26.8%
Value of common share (As Restated)(2)	$10.16		$10.16		$8.11		$8.11
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.
(2)	See Note 2

The Exchangeable Right Liability was valued using a Black-Scholes model. The following table summarizes the significant unobservable inputs that are included in the valuation of Exchangeable right liability as of November 18, 2021 and December 31, 2021:

	November 18, 2021		December 31, 2021
	Input Value or	Weighted	Input Value or	Weighted
Unobservable Inputs	Range	Average	Range	Average
Estimated term	5.0 years	5.0 years	4.9 years	4.9 years
Estimated volatility	45.0%	45.0%	45.0%	45.0%
Risk-free rate	1.2%	1.2%	1.2%	1.2%

The Forward Purchase Agreement was valued using a Black-Scholes model. The following table summarizes the significant unobservable inputs that are included in the valuation of Forward Purchase Agreement as of November 19, 2021 and December 31, 2021:

	November 19, 2021		December 31, 2021
	Input Value or	Weighted	Input Value or	Weighted
Unobservable Inputs	Range	Average	Range	Average
Estimated term	2.0 years	2.0 years	1.9 years	1.9 years
Estimated volatility	45.0%	45.0%	45.0%	45.0%
Risk-free rate	0.5%	0.5%	0.7%	0.7%

Changes in the unobservable inputs noted above would impact the fair value of the Forward Purchase Agreement. Increases (decreases) in the estimates of the estimated volatility or the risk-free rate would (decrease) increase the Forward Purchase Agreement and an increase (decrease) in the Company’s stock price would increase (decrease) the value of the Forward Purchase Agreement.

The outstanding Advanced Subscription Agreements as of December 31, 2020 were converted into Wejo Limited ordinary shares on July 31, 2021, which were then converted into Common Shares of the Company in connection with the Business Combination, and were valued using the fair value of Wejo Limited ordinary shares as of July 31, 2021. The following table summarizes the significant unobservable inputs that are included in the valuation of Advanced Subscription Agreements as of December 31, 2020:

	December 31, 2020
	Input Value or	Weighted
Unobservable Inputs	Range	Average (1)
Probability of scenarios:
Qualified financing	20.0%	20.0%
Nonqualified financing	5.0%	5.0%
Merger or acquisition	70.0%	70.0%
Held to maturity	5.0%	5.0%
Insolvency	—%	—%
Timing of scenarios:
Advanced Subscription Agreements	0.8 - 1.0 years	0.8 years
Estimated volatility	50.0%	50.0%
Risk-free rate	0.6%	0.6%
Discount rate	26.8%	26.8%
Value of common share (As restated)	$8.11	$8.11
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.